LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of year		$ 17,116,595	$ 25,713,622	$ 26,975,717
Provision charged to expense		12,090,000	14,450,000	14,800,000
Charge-offs	(5,900,000)	(15,685,376)	(23,652,245)	(16,467,991)
Recoveries		4,784,895	605,218	405,896
Balance, end of year		18,306,114	17,116,595	25,713,622
Allowance balance at end of year based on:
Loans individually evaluated for impairment		2,405,717	624,825
Loans collectively evaluated for impairment		15,900,397	16,491,770
Total balance, end of year		18,306,114	17,116,595	25,713,622
Recorded investment in loans receivable at end of year:
Total Loans Receivable		1,006,974,382	992,844,236
Loans receivable individually evaluated for impairment		27,768,149	65,122,367
Loans receivable collectively evaluated for impairment		979,206,233	927,721,869
Residential Real Estate
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of year		9,348,111	16,842,446
Provision charged to expense		7,168,043	8,930,212
Charge-offs		(7,398,939)	(16,759,274)	(9,615,863)
Recoveries		856,498	334,727	337,742
Balance, end of year		9,973,713	9,348,111	16,842,446
Allowance balance at end of year based on:
Loans individually evaluated for impairment		1,852,701	624,825
Loans collectively evaluated for impairment		8,121,012	8,723,286
Total balance, end of year		9,973,713	9,348,111	16,842,446
Recorded investment in loans receivable at end of year:
Total Loans Receivable		368,073,208	398,732,907
Loans receivable individually evaluated for impairment		18,902,744	42,642,539
Loans receivable collectively evaluated for impairment		349,170,464	356,090,368
Commercial
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of year		7,633,303	8,256,032
Provision charged to expense		4,773,790	5,805,628
Charge-offs		(8,179,343)	(6,677,515)	(6,751,577)
Recoveries		3,883,176	249,158	59,541
Balance, end of year		8,110,926	7,633,303	8,256,032
Allowance balance at end of year based on:
Loans individually evaluated for impairment		536,529
Loans collectively evaluated for impairment		7,574,397	7,633,303
Total balance, end of year		8,110,926	7,633,303	8,256,032
Recorded investment in loans receivable at end of year:
Total Loans Receivable		636,138,165	591,431,264
Loans receivable individually evaluated for impairment		8,758,681	22,271,208
Loans receivable collectively evaluated for impairment		627,379,484	569,160,056
Consumer
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of year		28,272	444,281
Provision charged to expense		58,548	(221,886)
Charge-offs		(107,094)	(215,456)
Recoveries		45,221	21,333
Balance, end of year		24,947	28,272
Allowance balance at end of year based on:
Loans individually evaluated for impairment		16,487
Loans collectively evaluated for impairment		8,460	28,272
Total balance, end of year		24,947	28,272
Recorded investment in loans receivable at end of year:
Total Loans Receivable		2,763,009	2,680,065
Loans receivable individually evaluated for impairment		106,724	208,620
Loans receivable collectively evaluated for impairment		2,656,285	2,471,445
Unallocated
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of year		106,909	170,863
Provision charged to expense		89,619	(63,954)
Balance, end of year		196,528	106,909
Allowance balance at end of year based on:
Loans collectively evaluated for impairment		196,528	106,909
Total balance, end of year		$ 196,528	$ 106,909